Net Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of debt [Line Items]
Effective Interest rate on liquid investment	1.00%		0.70%		1.00%	0.70%
Effective Interest rate on cash and cash equivalents	1.30%	1.30%	1.30%	1.30%
Commercial paper issued	£ 529,000,000		£ 1,094,000,000
Weighted average interest rate on current bank loans and overdrafts	4.65%		3.47%		4.65%	3.47%
Average effective pre-swap interest rate notes as short	5.92%				5.92%
Long-term borrowings	£ 14,264,000,000		£ 14,661,000,000
Average effective pre-swap interest rate notes	3.60%	3.60%	4.10%	4.10%
Other non current assets	£ 1,413,000,000		£ 1,199,000,000
US commercial paper program [member]
Disclosure of debt [Line Items]
Commercial paper authorized	7,400,000,000				$ 10,000,000,000
Commercial paper issued	£ 500,000,000		1,100,000,000		700,000,000	$ 1,400,000,000
Bottom of range [member]
Disclosure of debt [Line Items]
Repayment dates	2023	2023
Top of range [member]
Disclosure of debt [Line Items]
Repayment dates	2045	2045
Floating interest rate [member]
Disclosure of debt [Line Items]
Liquid investment	£ 78,000,000		89,000,000
Interest income	3,832,000,000		4,584,000,000
Fixed interest rate [member]
Disclosure of debt [Line Items]
Liquid investment	0		0
Interest income	£ 1,000,000		£ 3,000,000
Commercial paper [member]
Disclosure of debt [Line Items]
Weighted average interest rate of borrowings	1.53%	1.53%	0.88%	0.88%
Letter of credit 1 [member]
Disclosure of debt [Line Items]
Pledged investments value	£ 78,000,000	$ 105,000,000	£ 85,000,000	$ 105,000,000
Other non current assets	20,000,000		23,000,000
Five -year commitment facility [member] | US commercial paper program [member]
Disclosure of debt [Line Items]
Credit Facility available amount	1,900,000,000
364 day committed facilities [member] | US commercial paper program [member]
Disclosure of debt [Line Items]
Credit Facility available amount	1,900,000,000				$ 2,500,000,000
Later than five years [member]
Disclosure of debt [Line Items]
Long-term borrowings	£ 10,300,000,000		£ 11,100,000,000
Later than five years [member] | Bottom of range [member]
Disclosure of debt [Line Items]
Interest at effective rates	1.07%	1.07%
Later than five years [member] | Top of range [member]
Disclosure of debt [Line Items]
Interest at effective rates	6.66%	6.66%